Financial Instruments (Details 2) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended				6 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2011 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2012 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2011 Fair Value Hedges Interest rate swap contracts	Jun. 30, 2012 Fair Value Hedges RBS Interest rate swap contracts	Dec. 31, 2011 Fair Value Hedges RBS Interest rate swap contracts	Jun. 30, 2012 Fair Value Hedges RBS Interest rate swap contracts Effective Date 12/15/2004	Dec. 31, 2011 Fair Value Hedges RBS Interest rate swap contracts Effective Date 12/15/2004	Jun. 30, 2012 Fair Value Hedges RBS Interest rate swap contracts Effective Date 11/17/2004	Dec. 31, 2011 Fair Value Hedges RBS Interest rate swap contracts Effective Date 11/17/2004
Fair Value Interest Rate Swap Hedges
Notional Amount on Effective Date											$ 60,528,000		$ 62,342,000
Fixed Rate (Danaos receives) (as a percent)											5.0125%		5.0125%
Floating rate (Danaos pays)											USD LIBOR 3M BBA		USD LIBOR 3M BBA
Margin spread on variable rate (Danaos pays) (as a percent)											0.835%		0.855%
Fair Value									3,534,000	3,964,000	1,699,000	1,917,000	1,835,000	2,047,000
Fair value change of interest rate swaps							400,000
Fair value change of underlying hedged debt			4,556,000	7,066,000			900,000
Net ineffectiveness gain							500,000
Effect of fair value interest rate swap hedges on results
Unrealized gains/(losses) on swap asset					(200,000)	300,000	(400,000)	(300,000)
Unrealized gains/(losses) on fair value of hedged debt					300,000	(100,000)	600,000	600,000
Amortization of fair value of hedged debt					200,000	200,000	300,000	400,000
Realized gains					400,000	500,000	900,000	1,100,000
Unrealized and realized losses on interest rate swaps	$ (36,997,000)	$ (35,394,000)	$ (69,489,000)	$ (53,683,000)	$ 700,000	$ 900,000	$ 1,400,000	$ 1,800,000